Segment information - Narrative (Details)	12 Months Ended
Dec. 31, 2024 Reporting_Segment numberOfCo-founder numberOfCo-ceo
Disclosure of operating segments [line items]
Number of reporting segments | Reporting_Segment	1
Number of co-founders | numberOfCo-founder	3
Number of co-CEOs | numberOfCo-ceo	2